Significant Accounting Judgements, Estimates And Assumptions And Summary Of Significant Accounting Policies - Summary Of Estimated Useful Lives of Property Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	3 years
Research and Development [Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	3 years
Research and Development [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	5 years
Other Property And Equipment [Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	3 years
Other Property And Equipment [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	10 years